CONVERTIBLE NOTES PAYABLE (Details) (USD $)	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Feb. 07, 2012
Discount on certain convertible debentures	$ 177,404
Stock and convertible debentures sold for cash			1,250,000
Common stock share amount			625,000
Convertible debenture amount			625,000
Debenture pursuant to Subscription Agreement			693,774
Proceeds from Convertible Debt	425,000	200,000
Debt Instrument, Interest Rate, Stated Percentage	6.00%	6.00%
Interest Payable	25,308	19,130
Recievable Common Shares	1,193,773	786,058
Debt Instrument, Unamortized Discount	142,909	172,476
Interest Expense, Debt	29,567
Long-term Debt, Gross	625,000	450,000
Minimum [Member]
Debenture conversion price			$ 0.65
Maximum [Member]
Debenture conversion price			$ 1.25
Per Tranche [Member]
Convertible debenture amount			$ 250,000